Marketable debt securities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classification:
Financial liabilities at amortized cost		R$ 74,626,232	R$ 70,247,012	R$ 99,842,955
Total		74,626,232	70,247,012	99,842,955
Type:
Real estate credit notes - LCI	[1]	27,159,982	27,713,873	23,983,429
Eurobonds		4,516,647	1,992,828	7,721,646
Treasury Bills	[2]	30,721,206	31,686,259	61,157,037
Agribusiness credit notes - LCA		11,925,018	8,854,052	6,980,843
Guaranteed Real Estate Credit Notes	[3]	303,379	0	0
Total		R$ 74,626,232	R$ 70,247,012	R$ 99,842,955
Domestic
Indexers:
Treasury Bills		97% to 106% of CDI
Treasury Bills		100% of IGPM
Treasury Bills		100% of IPCA
Treasury Bills		Pre fixed: 6.04% to 17.46%
Treasury Bills		105,5% of SELIC
Real estate credit notes - LCI		73% to 9.,5% of CDI
Real estate credit notes - LCI		Pre fixed: 7,3% of 14%
Real estate credit notes - LCI		100% of IPCA
Real estate credit notes - LCI		100% of TR
Agribusiness credit notes - LCA		84% to 96% of CDI
Guaranteed Real Estate Credit Notes - LIG		95% to 98% of CDI
Abroad
Indexers:
Eurobonds		0.9% to 9%

[1]	Real Estate Credit Notes are fixed income securities pegged by mortgages and mortgage-backed securities or liens on property. On December 31, 2018, have maturities between 2019 and 2026 (2017 - there are maturities between 2018 to 2026 and 2016 - there are maturities between 2017 to 2026).
[2]	The main features of the Treasury Bills are the minimum period of two years, minimum notional of R$300 and permission for early redemption of only 5% of the issued amount. On December 31, 2018, have a maturity between 2019 to 2025 (2017 - have a maturity between 2018 to 2025 and 2016 - there are maturities between 2017 to 2025).
[3]	Guaranteed Real Estate Letters are real estate investment securities guaranteed by the issuer and by a pool of real estate credits separated from the other assets of the issuer. As of December 31, 2018 maturity until 2021.